Philadelphia Investment Partners New Generation Fund

1233 Haddonfield – Berlin Road, Suite #7

Voorhees, NJ 08043

August 4, 2014

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:

Philadelphia Investment Partners New Generation Fund File Nos. 333-165401 and 811-22395

Dear Sir/Madam:

This letter is being transmitted by means of electronic submission by the Philadelphia Investment Partners New Generation Fund (the "Trust") on behalf of Philadelphia Investment Partners New Generation Fund (the "Fund"), pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of prospectus and statement of additional information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 5 to the Trust's registration statement on Form N-1A (the "Amendment").  The text of the Amendment was filed electronically with the Securities and Exchange Commission on July 29, 2014.

Questions related to this filing should be directed to Donald S. Mendelsohn of Thompson Hine LLP at (513) 352-6546.

Sincerely,

/s/ Peter Zeuli

Peter C. Zeuli, President

949094.1